Presentation of Financial Statements and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Foreign Subsidiaries
The foreign subsidiaries with functional currency different from the Company and which have administrative autonomy are listed below:

Subsidiary	Functional currency	Location
Oxiteno México S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Corporativos S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Industriales S.A. de C.V.	Mexican Peso	Mexico
Oxiteno USA LLC	U.S. Dollar	United States
Oxiteno Uruguay S.A. (i)	U.S. Dollar	Uruguay

(i)
The subsidiary Oxiteno Uruguay S.A. (“Oxiteno Uruguay”) determined its functional currency as the U.S. dollar (“US$”), as its inventory sales, purchases of raw material inputs, and financing activities are performed substantially in this currency.

Lease liabilities [member]
Statement [Line Items]
Summary of difference between the lease obligation disclosed under IAS 17 To IFRS 16
The table below summarizes the reconciliation of the operating lease commitments to leases p ay
able:

Operating lease commitments as of December 31, 2018	1,540,994
Discounted using the incremental borrowing rate on January 1, 2019	(177,707)
Finance lease liabilities recognised as of December 31, 2018	46,066
(-) Recognition exemption for leases of low amount assets	(33,893)
(-) Recognition exemption for leases with less tha n 12 months of lease term at transition	(11,657)
(-) Extension options reasonably certain to be exercised	—

Leases payable recognised on January 1, 2019	1,363,803

IFRS 16 [member]
Statement [Line Items]
Summary of Effects On Initial Adoption Of the IFRS 16
The table below summarizes the effects on the initial adoption of the IFRS 16:

01/01/2019
Current assets
Prepaid expenses	(39,066)
Non-current assets
Prepaid expenses	(288,630)
Right to use assets	1,731,427
Intangible assets	(39,928)

Total assets	1,363,803

Current liabilities
Leases payable	13,827
Non-current liabilities
Leases payable	1,349,976

Total liabilities	1,363,803